Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Summary Of Commitment For Cloud Services

Future minimum payments under non-cancelable agreements for cloud services consist of the following as of December 31, 2025.

	Total	Less than 1 Year	1-3 Years	More than 3 Years
Purchase obligations	222,751	180,443	42,308	—